Other assets (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets Current And Noncurrent [Abstract]
Summary of Other Assets

Other assets are analysed as follows:

	31/12/24	31/12/23
Advances to suppliers	2,719	2,622
Deferred delivery and commission costs related to finished goods	844	1,490
Deferred costs for Natuzzi Display System	1,666	1,665
Deferred costs for slotting fees	842	641
Deferred costs for Service-Type Warranty	316	254
Other prepaid expenses and accrued income	435	296
Total other assets	6,822	6,968
Less current portion	(5,073)	(5,365)
Non-current portion	1,749	1,603